Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail)	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 59,360,100
Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,046,320
Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	100,950,853
Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,031,728
Currency Options [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		$ 14,133,580
2017 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	59,360,100
2020 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	41,567,998
2022 Thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,046,320
2022 Thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	59,382,855
2022 Thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,031,728
Fair value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(2,006,461)
Fair value [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	48,715
Fair value [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	4,919,444
Fair value [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ (239,626)
Fair value [member] | Currency Options [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		(301,131)
Maturity Period Eight [member] | Currency Options [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		$ 14,133,580
U.S [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	33,552,022	39,939,292
U.S [member] | 2017 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,704,170
Average pay rate	3.16%
Average receive rate	3.19%
U.S [member] | 2018 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,717,321	4,899,645
Average pay rate	3.18%	2.76%
Average receive rate	3.44%	2.95%
U.S [member] | 2019 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,730,857	4,912,743
Average pay rate	3.20%	2.66%
Average receive rate	3.69%	2.99%
U.S [member] | 2020 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,686,396	4,926,477
Average pay rate	3.22%	3.35%
Average receive rate	3.81%	3.03%
U.S [member] | 2021 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,570,070	4,940,613
Average pay rate	3.26%	3.83%
Average receive rate	3.95%	3.06%
U.S [member] | 2022 Thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	10,143,209
Average pay rate	3.48%
Average receive rate	4.48%
U.S [member] | Fair value [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	388,851	164,716
U.S [member] | 2022 thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		4,894,180
Average pay rate		4.04%
Average receive rate		3.11%
U.S [member] | Maturity Period Eight [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		15,365,634
Average pay rate		4.57%
Average receive rate		3.33%
Receive euros pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 278,440,124	$ 229,016,488
Receive euros pay us dollars [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	29,898,198	34,775,198
Receive euros pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	28,719,208
Receive euros pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	36,902,690	31,223,821
Receive euros pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	21,302,856	29,992,556
Receive euros pay us dollars [member] | 2022 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	161,617,172
Receive euros pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	19,065,727	(16,484,533)
Receive euros pay us dollars [member] | Maturity Period Eight [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		133,024,913
Receive Japanese yen pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	17,815,114	23,217,534
Receive Japanese yen pay us dollars [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		532,711
Receive Japanese yen pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	13,039,563
Receive Japanese yen pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		17,697,534
Receive Japanese yen pay us dollars [member] | 2022 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,775,551
Receive Japanese yen pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(1,670,533)	(6,132,633)
Receive Japanese yen pay us dollars [member] | Maturity Period Eight [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		4,987,289
Receive pounds sterling pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	22,017,215	10,767,349
Receive pounds sterling pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	10,310,216
Receive pounds sterling pay us dollars [member] | 2022 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,706,999
Receive pounds sterling pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	1,151,096	(211,207)
Receive pounds sterling pay us dollars [member] | Maturity Period Eight [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		10,767,349
Receive udi pay pesos [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	54,638,028	44,593,759
Receive udi pay pesos [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	23,740,341
Receive udi pay pesos [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,292,520
Receive udi pay pesos [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,000,000	23,740,341
Receive udi pay pesos [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		3,540,220
Receive udi pay pesos [member] | 2022 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	20,605,166
Receive udi pay pesos [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(4,720,592)	(2,132,236)
Receive udi pay pesos [member] | 2022 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		3,000,000
Receive udi pay pesos [member] | Maturity Period Eight [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		14,313,198
Receive swiss francs pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	25,579,588	26,713,732
Receive swiss francs pay us dollars [member] | 2017 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,535,474
Receive swiss francs pay us dollars [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	6,501,082
Receive swiss francs pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,548,658	4,736,567
Receive swiss francs pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	2,994,374	6,789,326
Receive swiss francs pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		12,060,700
Receive swiss francs pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 400,316	(789,449)
Receive swiss francs pay us dollars [member] | 2022 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		3,127,139
Receive australian dollars pay dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		2,459,429
Receive australian dollars pay dollars [member] | 2018 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		2,459,429
Receive australian dollars pay dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		$ (126,796)